Shareholders' Capital	12 Months Ended
Dec. 31, 2011
Shareholders' Capital
12.	Shareholders’ Capital

Number of common shares:

	2011	2010
Common shares, beginning of period	95,422,778	93,064,120
Conversion and redemption of convertible debentures	15,300,824	1,178,478
Issuance pursuant to management internalization	—	1,180,180
Issuance of shares	25,399,178	—

Common shares, end of period	136,122,780	95,422,778

Authorized

APUC is authorized to issue an unlimited number of common shares. The holders of the common shares are entitled to dividends if, as and when declared by the Board of Directors (the Board); to one vote per share at meetings of the holders of common shares; and upon liquidation, dissolution or winding up of APUC to receive pro rata the remaining property and assets of APUC; subject to the rights of any shares having priority over the common shares, of which none are authorized or outstanding.

APUC is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board of Directors of APUC. As at December 31, 2011, APUC does not have any issued and outstanding preferred shares.

On June 29, 2010, the Company issued 1,180,180 shares valued at $4,763 pursuant to the Management Internalization Agreement signed on December 21, 2009. The issuance of shares and final settlement was approved by the Company’s shareholders at its annual general meeting held on June 23, 2010.

In 2010, $4,473 principal amount of New Series 1 Debentures were converted at the option of the holders at a price of $4.08 for each share into 1,096,336 shares of APUC. The carrying amount of these debentures net of unamortized issuance costs and the bifurcated equity component totaling $4,094 has been recorded as share capital.

In 2010, $345 principal amount of Series 3 Debentures were converted at the option of the holders at a price of $4.20 for each share into 82,142 shares of APUC. The carrying amount of these debentures net of unamortized issuance costs and the bifurcated equity component totaling $311 has been recorded as share capital.

On April 1, 2011, APUC called for the redemption of the Series 1A Debentures on May 16, 2011 (“Redemption Date”). Prior to the Redemption Date, a principal amount of $60,339 of Series 1A Debentures were converted into 14,788,975 shares of APUC. On May 16, 2011, APUC redeemed the remaining Series 1A Debentures by issuing and delivering 430,666 APUC shares. On December 31, 2011, as a result of the Redemption there were no Series 1A Debentures outstanding.

During the year ended December 31, 2011, $10 principal amount of Series 2A Debentures were converted at the option of the holders at a price of $6.00 for each share into 1,666 shares of APUC.

During the year ended December 31, 2011, $334 principal amount of Series 3 Debentures were converted at the option of the holders at a price of $4.20 for each share into 79,517 shares of APUC.

Subsequent to year-end, the remaining principal amount of $59,967 of Series 2A Debentures were redeemed and converted into 10,322,518 shares of APUC.

Subsequent to the year end, $66 principal amount of Series 3 Debentures were converted at the option of the holders into 15,711 shares of APUC.

Shareholders’ Rights Plan

On June 23, 2010, the Company’s shareholders adopted a shareholders’ rights plan (the “Rights Plan”). The Rights Plan has an initial term of three years. Under the Rights Plan, one right is issued with each issued share of the Company. The rights remain attached to the shares and are not exercisable or separable unless one or more certain specified events occur. If a person or group acting in concert acquires 20 percent or more of the outstanding shares (subject to certain exceptions) of the Company, the rights will entitle the holders thereof (other than the acquiring person or group) to purchase shares at a 50 percent discount from the then current market price. The rights provided under the Rights Plan are not triggered by any person making a “Permitted Bid”, as defined in the Rights Plan.

Dividend reinvestment plan

The Company has a Common Shareholder Dividend Reinvestment Plan, which provides an opportunity for shareholders to reinvest dividends for the purpose of purchasing common shares. Additional Common Shares acquired through the reinvestment of cash dividends will be purchased in the open market or will be issued by APUC at a discount of up to 5% from the average market price, all as determined by the Company from time to time.

Employee Share Purchase Plan

In September 2011, the Company approved an employee share purchase plan (“ESPP”) which commenced in October 2011. Eligible employees may have a portion of their earnings withheld to be used to purchase the Company’s common shares. The Company will match a) 20% of employee contribution amount for the first five thousand dollars per employee contributed annually and 10% of employee contribution amount for contributions over five thousand dollars up to ten thousand dollars annually, for Canadian employees, and b ) 15% of employee contribution amount for the first fifteen thousand dollar per employee contributed annually, for U.S. employees. Shares purchased through the Company match portion shall not be eligible for sale by the participant for a period of one year following the contribution date on which such shares were acquired. At the Company’s option, the shares may be (i) issued to participants from treasury at the average share price or (ii) acquired on behalf of participants by purchases through the facilities of the TSX by an independent broker. The aggregate number of shares reserved for issuance from treasury by APUC under this plan shall not exceed 2,000,000 shares.

The Company uses the fair value based method to measure the compensation expense related to the Company’s contribution. For the year ended December 31, 2011, a total of 7,176 common shares were issued to employees under the ESPP plan for a total compensation expense related to the ESPP in 2011 of $9.

Stock Option Plan

During 2010, the Company’s shareholders approved a stock option plan (the “Plan”) that permits the grant of share options to key officers, directors, employees and selected service providers. The aggregate number of shares that may be reserved for issuance under the Plan must not exceed 10% of the number of Shares outstanding at the time the options are granted. The number of shares subject to each option, the option price, the expiration date, the vesting and other terms and conditions relating to each option shall be determined by the Board from time to time. Dividends on the underlying shares do not accumulate during the vesting period. Option holders may elect to surrender any portion of the vested options which is then exercisable in exchange for the In-the-Money Amount. In accordance with the Plan, the In-The-Money Amount represents the excess, if any, of the market price of a share at such time over the option price, in each case such In-the-Money amount being payable by the Company in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards.

In the case of qualified retirement, the Board may accelerate the vesting of the unvested options then held by the optionee at the Board’s discretion. All vested options may be exercised within ninety days after retirement. In the case of death, the options vest immediately and the period over which the options can be exercised is one year. In the case of disability, options continue to vest and be exercisable in accordance with the terms of the grant and the provisions of the plan. Employees have up to thirty days to exercise vested options upon resignation or termination.

The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options’ vesting periods while ensuring that the cumulative amount of compensation cost recognized at least equals the value of the vested portion of the award at that date. The Company determines the fair value of options granted using the Black-Scholes option-pricing model. The risk-free interest rate is based on the zero-coupon Canada Government bond with a similar term to the expected life of the options at the grant date. Expected volatility was estimated based on the adjusted historic volatility of the Company’s shares. The expected life was estimated to equal the contractual life of the options. The dividend yield rate was based upon recent historical dividends paid on APUC shares.

The following assumptions were used in determining the fair value of share options granted:

	2011	2010
Risk-free interest rate	3.0%	2.9%
Expected volatility	30%	29%
Expected dividend yield	5.3%	5.9%
Expected life	8 years	8 years

Weighted average grant date fair value per option	$0.99	$0.61

Stock option activity during the period is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance at January 1, 2011	1,160,204	$4.05	7.62	$1,056
Granted	1,326,900	5.38	8.00	22

Balance at December 31, 2011	2,487,104	$4.76	6.96	$4,134

Exercisable at December 31, 2010	386,735	$4.05	6.62	$917

On March 14, 2012, 1,194,606 stock options were granted to senior executives of APUC which allow for the purchase of common shares at a price of $6.22.

Directors Deferred Share Units

In June 2011, the Shareholders approved a Deferred Share Unit Plan. Under the plan, non-employee directors of the Company may elect annually to receive all or any portion of their compensation in Deferred Share Units (“DSUs”) in lieu of cash compensation. Directors’ fees are paid on a quarterly basis and at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one of the Company’s common share. Dividends accumulate in the DSU account and are converted to DSUs based on the market value of the shares on that date. DSUs cannot be redeemed until the Director retires, resigns, or otherwise leaves the Board. The DSUs provide for settlement in cash or shares at the election of the Company. As the Company expects to settle these instruments in cash, these DSUs are accounted for as liability awards and dividends accumulated are recognized as additional compensation cost. The DSU liabilities are marked-to-market at the end of each period based on the common share price at the end of the period. As at December 31, 2011, no DSUs had been issued.

Performance Share Units

The Company approved a performance share unit plan to its employees as part of the Company’s long-term incentive program. Performance share units (“PSUs”) are granted annually for three-year overlapping performance cycles. PSUs vest at the end of the three-year cycle and will be calculated based on established performance criteria. At the end of the three-year performance periods, the number of shares issued can range from 0% to 144% of the number of PSUs granted. Dividends accumulating during the vesting period are converted to PSUs based on the market value of the shares on that date and are recorded in equity as the dividend’s are declared. None of these PSUs have voting rights. Any PSUs not vested at the end of a performance period will expire. The PSUs provide for settlement in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these PSUs will be accounted for as equity awards. Compensation expense associated with PSUs is recognized ratably over the performance period based on the Company’s estimated achievement of the established metrics. Compensation expense for awards with performance conditions will only be recognized for those awards for which it is probable that the performance conditions will be achieved and which are expected to vest

A summary of the PSUs activity follows:

Employees PSUs Outstanding
December 31, 2010	—
Granted	21,123

December 31, 2011	21,123

A summary of the non-vested PSUs follows:

	Employees PSUs
	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2011	—	$—
Granted	21,123	5.62

Non-vested at December 31, 2011	21,123	$5.62

Share-based compensation

For the year ended December 31, 2011, APUC recorded $769 (2010 - $108) in total share-based compensation expense. No tax deduction was realized in the current year. The compensation expense is recorded as part of the operating expenses in the Consolidated Statement of Operations. The portion of share-based compensation costs capitalized as cost of construction is insignificant.

As at December 31, 2011, total unrecognized compensation costs related to non-vested options and share unit awards were $1,216 and $70 respectively, which are expected to be recognized over a period of 1.76 years and 2 years respectively.